UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Andrew E. Seaberg
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

Ultra-Short Duration Portfolio
Short Duration Portfolio

  Semi-Annual Report
February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling Trust for Credit Unions at 1-800-342-5828 or Callahan Financial Services, Inc. at 1-800-237-5678.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call Trust for Credit Unions at 1-800-342-5828 or Callahan Financial Services, Inc. at 1-800-237-5678. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Trust for Credit Unions Funds you hold.

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q (through the quarter ended February 29, 2020) or as exhibits to Form N-Q’s successor form, Form N-PORT (beginning with filings thereafter). The Portfolios’ Forms N-Q and Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit  Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions turned in another year of record results in 2019. Membership topped 121 million at year-end with over 4 million net new members added during the year. Credit unions originated a record amount of loans to members, reaching $551 billion. Despite the volume, growth in loans outstanding slowed. However, share growth accelerated to 8.2% and the loan to share ratio fell from last year-end’s record high to 83.9%. The average relationship reached $19,475 as members continue to find value in their credit union relationships.

Of course, these results came in an economy that was extending the longest economic expansion in U.S. history. As we prepare this semi-annual report, the environment has changed dramatically as a result of the COVID-19 pandemic. In March 2020, the Federal Reserve took action in multiple areas in response to the pandemic, including dropping the Federal Funds rate to a target range of 0% to 0.25% and purchasing Treasury securities, agency mortgage-backed securities, and agency commercial mortgage-backed securities to support market stability. Unemployment claims increased 22 million in a 4-week period while Congress approved the CARES Act to provide funds to businesses across the country impacted by “stay at home” orders.

The challenges to our nation’s health and economy brought on by the pandemic are unlike any seen in our lifetime. Credit unions, an essential part of the U.S. financial services system, are stepping up to serve members. Fees are being waived, loans are being modified, loan payments are being deferred, and emergency loans are being offered to help members’ cash flow. There is no doubt that these actions will materially change plans and budgets in 2021, but to what extent depends on the duration and depth of the crisis.

The Trust for Credit Unions (“TCU”) remains a resource for managing credit union liquidity needs, with next-day funds availability and daily net asset value pricing. For the six-month period ended February 29, 2020, the cumulative total return of the TCU share class of the Ultra-Short Duration Portfolio was 1.16%. Over the same period, the cumulative total return of the TCU share class of the Short Duration Portfolio was 1.83%. The Investment Adviser’s Discussion and Analysis in this report provides perspective from ALM First on the positioning of the TCU portfolios. Please refer to their discussion for more information.

We believe providing you with the most current information is a key element of TCU’s value, particularly in these uncertain times. Please visit our website, www.TrustCU.com, for the most current information on the Portfolios, including performance and portfolio holdings. We also regularly host webinars in which ALM First discusses the current market environment and provides an update on TCU portfolio performance and positioning. Please check the website for the next scheduled date.

The continued support of our credit union investors, including those in the Callahan Credit Union Financial Services LLLP partnership, is the foundation of our success. We also value our ongoing work with EasCorp in providing support services for TCU. Collaboration with organizations across the credit union system is an important component of our business model.

Thank you for your interest in TCU. If you have any questions or suggestions, please reach out to our team.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a One-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Three-Month U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 29, 2020, the cumulative total return of USDP TCU Shares was 1.16% versus a 0.92% cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index. The Portfolio’s net asset value (“NAV”) per share at the end of the Reporting Period was $9.39, versus $9.38 on August 31, 2019.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 29, 2020 the yield curve steepened by 43 basis points, with the spread between the 2-year and 10-year Treasuries increasing to 42 basis points from -1 basis point. The curve shifted lower as well, with front-end rates down 60 to 70 basis points while the long-end declined by 30 to 40 basis points. Most of this move occurred in the final month of the reporting period due to fears of the COVID-19 pandemic. The steady carry (yield) advantage provided by the portfolio’s allocation to floating-rate Agency Collateralized Mortgage Obligations (CMO) and Agency Commercial Mortgage Backed Securities (CMBS), whose spreads held in fairly well during as well as repo were catalysts for the excess return of 24 basis points during the period.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

Spreads on floating-rate CMOs and CMBs held firm during the period and as result were able to contribute positively toward the portfolio’s performance due to the carry advantage they provided relative to the benchmark. Additionally, the portfolio’s repo allocation contributed income in excess of that provided by the benchmark.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets, saw a decline in yield as the coupons on CMO and CMBS floaters reset lower.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2020?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2020*

August 31, 2019*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2020*

August 31, 2019*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 29, 2020, was 1.83% for the TCU shares, versus a 1.79% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.81, versus $9.75 on August 31, 2019.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 29, 2020 the yield curve steepened by 43 basis points, with the spread between the 2-year and 10-year Treasuries increasing to 42 basis points from -1 basis point. The curve shifted lower as well, with front-end rates down 60 to 70 basis points while the long-end declined by 30 to 40 basis points. Most of this move occurred in the final month of the reporting period due to fears of the COVID-19 pandemic. Asset spreads had tightened throughout the first five months of the period and as result the portfolio beat the benchmark by 18 basis points during this time. But the significant flight-to-quality trade in February saw 2-year yields decline by 40 basis points leading to rather strong performance and spreads on risk assets like MBS and Bank Notes increase. As a result, the portfolio gave back most of the excess return earned through the first five months but was still able to beat the benchmark by 4 basis points.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As was mentioned above spreads tightened through most of the six-month period which led to the portfolio besting its benchmark by 18 basis points. It was this cumulative performance that was able to absorb the strong final month for the benchmark’s return. One of the main drivers of the outperformance for most of the period was Agency Mortgage Backed Securities (MBS). After hitting multi-year wides at the end of August, spreads largely retraced that move and with that tightening came the strong performance seen through January. The risk-off sentiment in February led to a widening in spreads on MBS which, in concert with the strong price appreciation of the benchmark, led to the portfolio giving back most of the 18 basis points of excess return.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets, saw a decline in yield as the coupons on CMO and CMBS floaters reset lower.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned at the end of February 2020?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2020*

August 31, 2019*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2020*

August 31, 2019*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – February 29, 2020 (Unaudited)

Par Value		Value
BANK NOTES – 6.58%
	Financials – 6.58%
$5,550,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	2.618%, 06/11/21 (a)	$5,575,194
1,325,000	Capital One NA,
	3 Month LIBOR USD + 0.820%
	2.554%, 08/08/22 (a)	1,340,232
2,000,000	Citibank NA,
	3 Month LIBOR USD + 0.600%
	2.295%, 05/20/22 (a)	2,005,385
1,000,000	Citizens Bank NA,
	2.250%, 10/30/20	1,002,539
5,000,000	3 Month LIBOR USD + 0.810%
	2.457%, 05/26/22 (a)	5,026,400
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,354,975
4,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	2.302%, 05/18/22 (a)	4,036,293
5,000,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.289%, 04/01/21 (a)	5,006,960
340,000	3 Month LIBOR USD + 0.500%
	2.207%, 08/13/21 (a)	340,177
11,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	2.586%, 03/30/20 (a)	11,005,413
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	2.312%, 10/22/21 (a)	5,030,323
1,000,000	3 Month LIBOR USD + 0.620%
	2.258%, 05/27/22 (a)	1,003,297
	Total Bank Notes	43,727,188
	(Cost $43,610,102)

ASSET BACKED SECURITIES* – 0.10%
	Federal National Mortgage
	Association REMIC – 0.09%
47,778	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	2.075%, 02/25/32 (a)	47,317
77,221	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	1.921%, 06/25/32 (a)	74,920
484,763	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	1.946%, 07/25/32 (a)	473,324
		595,561
	National Credit
	Union Administration – 0.01%
102,281	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	2.020%, 12/07/20 (a)(b)	102,272
		102,272
	Total Asset Backed Securities	697,833
	(Cost $712,043)

COLLATERALIZED MORTGAGE OBLIGATIONS – 37.49%
	Federal Home Loan Mortgage
	Corporation REMIC – 7.67%
112	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	2.259%, 10/15/20 (a)	111
2,264	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	2.559%, 04/15/21 (a)	2,244
5,098	Series 1222, Class P
	10 Year CMT Rate – 0.400%
	1.210%, 03/15/22 (a)(c)	5,072
13,727	Series 1250, Class J
	7.000%, 05/15/22 (c)	14,299
4,361	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.059%, 12/15/22 (a)(d)	4,426
735,868	Series 2977, Class M
	5.000%, 05/15/25 (c)	776,433
1,624,004	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	2.109%, 08/15/32 (a)(b)	1,624,003
1,650,140	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.009%, 10/15/33 (a)(b)(c)	1,641,932
1,179,729	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.059%, 08/15/36 (a)	1,176,766
96,864	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	2.009%, 10/15/36 (a)	96,471
62,006	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	2.059%, 12/15/36 (a)	61,878
304,324	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	2.509%, 06/15/39 (a)	310,380
1,034,282	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.159%, 06/15/39 (a)(b)	1,038,072
874,900	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.059%, 11/15/39 (a)(d)	876,149
388,138	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.029%, 03/15/41 (a)	387,058

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage
	Corporation REMIC – (continued)
$56,870	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	2.059%, 05/15/41 (a)	$56,757
56,445	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	56,309
2,523,508	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.159%, 12/15/44 (a)(b)	2,520,023
3,054,573	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	2.159%, 04/15/46 (a)	3,054,570
8,386,778	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	1.959%, 08/15/47 (a)(c)	8,324,091
4,009,502	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	2.009%, 12/15/47 (a)	3,975,693
6,518,357	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	2.109%, 04/15/49 (a)(c)	6,497,030
6,750,041	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	2.109%, 09/25/49 (a)	6,727,049
11,783,357	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	2.209%, 02/15/54 (a)(b)	11,795,483
		51,022,299
	Federal National Mortgage
	Association REMIC – 11.51%
227	Series 1990-145, Class A
	3.676%, 12/25/20 (a)	228
17,194	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	17,586
39,982	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	2.627%, 08/25/22 (a)	40,342
50,751	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	2.777%, 02/25/23 (a)(e)	51,446
34,372	Series 1998-21, Class F
	H15T1Y + 0.350%
	1.880%, 03/25/28 (a)	34,495
118,649	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	144,959
111,115	Series 2000-32, Class Z
	7.500%, 10/18/30	132,246
165,876	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.027%, 06/25/36 (a)	165,502
222,905	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.027%, 08/25/36 (a)(c)	222,679
216,766	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	2.027%, 08/25/36 (a)(c)	216,273
500,673	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	2.007%, 11/25/36 (a)	499,257
209,811	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.077%, 08/25/37 (a)	209,809
214,553	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	2.197%, 09/25/37 (a)	215,618
223,004	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	2.197%, 09/25/37 (a)	224,169
405,603	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	2.167%, 09/25/37 (a)	401,715
286,878	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	2.227%, 10/25/37 (a)	288,612
26,038	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	2.727%, 10/25/39 (a)	26,629
812,534	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.027%, 11/25/39 (a)(d)	813,937
821,589	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.027%, 11/25/39 (a)(d)	823,781
537,679	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.057%, 11/25/40 (a)(c)	535,789
2,202,211	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.027%, 04/25/41 (a)(c)	2,203,077
469,084	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	2.077%, 07/25/41 (a)	469,088
680,715	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	712,068
3,673,902	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	2.177%, 09/25/43 (a)	3,688,352
1,506,413	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	2.147%, 12/25/43 (a)	1,504,686
2,041,518	Series 2015-30, Class AB
	3.000%, 05/25/45	2,162,511
4,324,764	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.027%, 09/25/46 (a)	4,312,138

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$11,627,041	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.127%, 11/25/46 (a)	$11,624,232
3,608,247	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.027%, 05/25/47 (a)	3,588,329
4,255,450	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	1.977%, 01/25/48 (a)	4,227,112
1,368,881	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	2.467%, 04/25/48 (a)(b)	1,387,811
7,149,641	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	2.077%, 06/25/49 (a)(c)	7,152,233
8,745,931	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	2.077%, 09/25/49 (a)(c)	8,721,848
9,740,143	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	2.127%, 11/25/49 (a)(c)	9,725,918
10,000,000	Series 2020-17, Class PF
	2.099%, 03/25/50 (a)(c)	9,990,625
		76,535,100
	Government National
	Mortgage Association – 18.28%
9,929,672	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	1.967%, 04/20/44 (a)	9,902,017
1,832,725	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	2.188%, 11/20/66 (a)	1,827,341
2,439,266	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	2.273%, 12/20/66 (a)	2,442,763
3,534,379	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.234%, 03/20/67 (a)	3,537,829
3,823,858	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.254%, 03/20/67 (a)	3,831,568
8,448,573	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	2.234%, 05/20/67 (a)	8,458,098
9,663,018	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	2.113%, 01/20/68 (a)	9,583,078
4,252,486	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.134%, 01/20/68 (a)	4,240,779
8,896,900	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,812,249
9,341,152	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	2.266%, 08/20/68 (a)	9,239,345
4,966,242	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	2.284%, 03/20/69 (a)	4,989,655
4,764,777	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	2.364%, 05/20/69 (a)	4,810,888
9,454,881	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	2.384%, 06/20/69 (a)	9,440,635
4,977,927	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	2.364%, 09/20/69 (a)	5,027,852
5,031,415	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	2.434%, 10/20/69 (a)	5,105,502
5,017,130	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	2.484%, 10/20/69 (a)	5,108,783
10,001,724	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	2.384%, 11/20/69 (a)	10,105,812
15,000,000	Series 2020-H04, Class AF
	2.400%, 02/20/70 (a)	15,117,188
		121,581,382
	National Credit Union
	Administration – 0.03%
171,004	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.065%, 03/11/20 (a)(b)	171,007
		171,007
	Total Collateralized
	Mortgage Obligations	249,309,788
	(Cost $249,138,852)

MORTGAGE-BACKED OBLIGATIONS – 5.52%
	Federal Home Loan
	Mortgage Corporation – 0.05%
19,377	6 Month LIBOR USD + 1.416%
	3.521%, 11/01/22 (a)	19,620
3,662	6 Month LIBOR USD + 1.095%
	3.073%, 11/01/22 (a)	3,677
10,199	6 Month LIBOR USD + 2.229%
	4.237%, 10/01/24 (a)	10,342
251,952	H15T3Y + 2.557%
	4.368%, 08/01/28 (a)	255,547
3,143	H15T1Y + 1.618%
	3.248%, 07/01/29 (a)	3,208
49,245	H15T1Y + 1.920%
	3.550%, 05/01/31 (a)	50,459
		342,853

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
	Federal Home Loan
	Mortgage Corporation Gold – 0.00%
$110	4.500%, 10/01/20	$114
215	3.500%, 12/01/20	226
3,947	3.500%, 10/01/22	4,136
449	4.500%, 07/01/23	469
		4,945
	Federal National
	Mortgage Association – 3.10%
4,604	3.500%, 09/01/20	4,823
497	3.500%, 10/01/20	521
2,865	3.500%, 03/01/21	3,001
4,091	H15T1Y + 2.000%
	6.750%, 02/01/22 (a)	4,133
6,338	H15BDI6M + 2.425%
	5.925%, 10/01/25 (a)	6,275
107,864	5.000%, 03/01/27	114,072
20,402	11th District Cost of Funds Index + 1.250%
	2.734%, 07/01/27 (a)	20,410
47,362	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	48,488
10,722	11th District Cost of Funds Index + 1.500%
	4.679%, 02/01/29 (a)	11,140
5,000,000	1 Month LIBOR USD + 0.520%
	2.182%, 05/01/29 (a)	4,991,619
5,000,000	1 Month LIBOR USD + 0.580%
	2.242%, 06/01/29 (a)	4,984,205
30,483	11th District Cost of Funds Index + 1.799%
	2.834%, 08/01/29 (a)	30,412
45,382	12 Month LIBOR USD + 1.755%
	4.255%, 07/01/32 (a)	46,312
8,508	6.000%, 08/01/32	9,461
178,714	H15T1Y + 2.625%
	5.152%, 09/01/32 (a)	186,769
19,475	12 Month LIBOR USD + 1.225%
	3.475%, 01/01/33 (a)	20,213
22,718	H15T1Y + 2.223%
	4.762%, 06/01/33 (a)	24,000
353,824	11th District Cost of Funds Index + 1.250%
	4.605%, 08/01/33 (a)	376,971
1,172	6.000%, 11/01/33	1,314
180,721	H15T1Y + 2.071%
	4.580%, 04/01/34 (a)	190,417
185,579	11th District Cost of Funds Index + 1.250%
	2.285%, 07/01/34 (a)	182,618
407,736	11th District Cost of Funds Index + 1.250%
	2.285%, 08/01/34 (a)	402,303
43,061	6.000%, 09/01/34	48,270
1,679	6.000%, 10/01/34	1,867
214,078	12 Month LIBOR USD + 1.746%
	4.440%, 07/01/37 (a)	225,882
97,592	6.500%, 11/01/37	103,628
23,012	6.000%, 06/01/38	25,676
18,766	6.000%, 09/01/38	20,867
9,302	6.000%, 09/01/38	10,589
6,322	6.000%, 11/01/38	7,003
4,690	6.000%, 10/01/39	5,204
3,872,130	12 Month LIBOR USD + 1.693%
	4.070%, 07/01/40 (a)	4,014,154
3,500,188	12 Month LIBOR USD + 1.758%
	4.418%, 02/01/42 (a)	3,614,146
510,063	12 Month LIBOR USD + 1.744%
	4.671%, 05/01/42 (a)	528,977
340,080	11th District Cost of Funds Index + 1.250%
	2.285%, 08/01/44 (a)	335,717
		20,601,457
	Government National
	Mortgage Association – 2.37%
14,480	7.000%, 04/15/26	15,659
80,566	H15T1Y + 2.000%
	4.375%, 04/20/34 (a)	81,136
525,993	H15T1Y + 1.500%
	3.875%, 06/20/34 (a)	550,090
497,362	H15T1Y + 1.500%
	3.250%, 08/20/34 (a)	521,185
38,257	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	39,609
30,678	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	31,780
159,628	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	164,850
15,119	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	15,625
31,002	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	32,017
2,782,639	12 Month LIBOR USD + 1.770%
	3.809%, 11/20/68 (a)(f)	3,038,623
5,558,384	12 Month LIBOR USD + 1.841%
	4.430%, 06/20/69 (a)(f)	6,091,594
4,815,833	12 Month LIBOR USD + 1.528%
	3.964%, 09/20/69 (a)(f)	5,177,841
		15,760,009
	Total Mortgage-Backed Obligations	36,709,264
	(Cost $36,473,900)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 14.75%
	FHLMC, Multifamily Structured
	Pass Through Certificates
1,625,564	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.022%, 02/25/24 (a)(b)	1,624,544
269,950	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	2.052%, 07/25/24 (a)(b)	269,730
7,232,493	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.002%, 06/25/25 (a)(b)	7,209,792

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$13,337,616	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	2.172%, 11/25/25 (a)(b)	$13,362,723
7,249,721	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	2.142%, 04/25/26 (a)(b)	7,261,112
9,769,367	Series K-F64, Class A
	1 Month LIBOR USD + 0.440%
	2.102%, 06/25/26 (a)(b)	9,772,462
1,397,816	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	2.032%, 03/25/27 (a)(b)	1,396,074
4,170,466	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	2.062%, 07/25/28 (a)(b)	4,163,915
4,626,930	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	2.082%, 09/25/28 (a)(b)	4,619,637
2,932,659	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	2.222%, 11/25/28 (a)(b)	2,939,595
10,000,000	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	2.182%, 07/25/29 (a)(b)	10,015,811
5,000,000	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	2.182%, 07/25/29 (a)(b)	5,007,905
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	2.266%, 08/25/29 (a)(b)	10,021,911
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	2.423%, 09/25/29 (a)(b)	5,012,941
10,000,000	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	2.262%, 11/25/29 (a)(b)(d)	10,028,364
4,500,000	Series K-F75, Class AS
	SOFR + 0.550%
	2.100%, 12/25/29 (a)(b)	4,500,000
	FNMA
895,748	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	2.254%, 04/25/24 (a)	898,076
	Total U.S. Government-Backed
	Obligations	98,104,592
	(Cost $98,016,625)

AGENCY DEBENTURES – 0.38%
	Sri Lanka Government AID Bond – 0.38%
2,500,000	3 Month LIBOR USD + 0.300%
	1.992%, 11/01/24 (a)(f)(g)	2,500,000
	Total Agency Debentures	2,500,000
	(Cost $2,500,000)

REPURCHASE AGREEMENTS – 35.84%
50,000,000	RBC Capital Markets, 1.900%, Dated
	02/28/2020, matures 04/03/2020, repurchase
	price $50,092,361 (collateralized by $48,110,097
	par amount of Domestic Municipal Securities,
	United States Treasury Bills, and FHLMC of
	1.700% to 5.250% due 03/31/24 to 06/15/43,
	total market value $54,681,072)	50,000,000
56,300,000	INTL FCStone Financial, Inc., 1.650%, Dated
	02/28/2020, matures 03/02/2020 repurchase
	price $56,307,741 (collateralized by $61,592,100
	par amount of United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of 2.125% to
	4.500% due 05/15/25 to 06/01/48, total
	market value $57,266,314)	56,300,000
15,000,000	Amherst Pierpoint Securities, 1.855%, Dated
	02/03/2020, matures 03/03/2020, repurchase
	price $15,022,415 (collateralized by $19,580,480
	par amount of Government Agencies,
	United States Treasury Bills, FHLMC, GNMA, and
	FNMA securities of 0.000% to 7.125%
	due 06/18/20 to 06/20/69, total market
	value $15,248,834)	15,000,000
50,000,000	Amherst Pierpoint Securities, 1.966%, Dated
	02/06/2020, matures 03/06/2020, repurchase
	price $50,079,196 (collateralized by $69,640,099
	par amount of United States Treasury Bills, CMO,
	Asset Backed Securities*, and FNMA securities
	of 0.000% to 4.545% due 07/02/20 to 09/25/59,
	total market value $53,286,878)	50,000,000
48,000,000	Amherst Pierpoint Securities, 1.971%, Dated
	02/10/2020, matures 03/10/2020, repurchase
	price $48,076,207 (collateralized by $82,152,607
	par amount of CMO, GNMA, FNMA, Government
	Agencies, and Asset Backed Securities* of
	0.000% to 4.000% due 07/15/20 to 01/20/70,
	total market value $51,173,862)	48,000,000
9,000,000	Amherst Pierpoint Securities, 1.953%, Dated
	02/13/2020, matures 03/13/2020, repurchase
	price $9,014,157 (collateralized by $13,797,554
	par amount of United States Treasury Bills, Asset
	Backed Securities*, CMO, FNMA, and FHLMC
	Securities of 0.000% to 4.545% due 12/31/20 to
	11/25/57, total market value $9,336,980)	9,000,000

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
REPURCHASE AGREEMENTS – (continued)
$10,000,000	Amherst Pierpoint Securities, 1.958%, Dated
	02/18/2020, matures 03/18/2020, repurchase
	price $10,015,775 (collateralized by $15,612,095
	par amount of United States Treasury Bills,
	Government Agencies, CMO, GNMA, FNMA, and
	FHLMC Securities of 0.000% to 5.375%
	04/15/21 to 05/20/69, total market value
	due $10,537,433)	$10,000,000
	Total Repurchase Agreements	238,300,000
	(Cost $238,300,000)
	Total Investments – 100.66%	669,348,665
	(Cost $668,751,522)
	Net Other Assets
	and Liabilities – (0.66)%	(4,393,709)
	Net Assets – 100.00%	$664,954,956

*	See Note 2 in the Notes to Financial Statements.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Structured collateral.
(c)	The security has PAC (Planned Amortization Class) collateral.
(d)	The security has Sequential collateral.
(e)	The security has Support collateral.
(f)	Illiquid security. The total market value of these securities were $16,808,058, representing 2.53% of net assets.
(g)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 29, 2020, this security amounted to $2,500,000 or 0.38% of net assets. Investment valued using a significant unobservable input (Level 3).

Explanation of Abbreviations and Acronyms:
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – February 29, 2020 (Unaudited)

Par Value		Value
BANK NOTES – 9.28%
	Financials – 9.28%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,051,063
5,000,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	2.618%, 06/11/21 (a)	5,022,697
4,000,000	Capital One NA,
	2.950%, 07/23/21	4,075,061
2,500,000	2.250%, 09/13/21	2,523,595
1,000,000	Citizens Bank NA,
	2.200%, 05/26/20	1,000,848
2,575,000	3 Month LIBOR USD + 0.570%
	2.217%, 05/26/20 (a)	2,577,615
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,535,966
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,608,590
2,000,000	KeyBank NA/Cleveland OH,
	3 Month LIBOR USD + 0.660%
	2.423%, 02/01/22 (a)	2,019,159
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,064,267
5,200,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.289%, 04/01/21 (a)	5,207,239
5,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	2.586%, 03/30/20 (a)	5,002,460
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	2.312%, 10/22/21 (a)	5,030,323
	Total Bank Notes	44,718,883
	(Cost $44,249,409)

COLLATERALIZED MORTGAGE OBLIGATIONS – 23.60%
	Federal Home Loan Mortgage
	Corporation REMIC – 3.40%
10,176	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.059%, 12/15/22 (a)(b)	10,326
169,295	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	178,436
125,684	Series 1980, Class Z
	7.000%, 07/15/27 (b)	143,342
1,369,019	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.009%, 10/15/33 (a)(c)(d)	1,362,210
1,169,132	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	2.659%, 08/15/35 (a)	1,194,542
1,776,701	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	2.059%, 08/15/36 (a)	1,772,238
596,971	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.059%, 08/15/36 (a)	595,472
371,140	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	2.209%, 09/15/37 (a)	372,739
1,435,858	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	2.259%, 09/15/37 (a)	1,444,323
649,143	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.159%, 06/15/39 (a)(c)	651,522
868,467	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.059%, 11/15/39 (a)(b)	869,706
243,538	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.029%, 03/15/41 (a)	242,860
44,976	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	44,868
1,198,394	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	2.009%, 11/15/43 (a)	1,193,449
1,962,728	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.159%, 12/15/44 (a)(c)	1,960,018
4,186,443	Series 4784, Class PK
	3.500%, 06/15/45 (d)	4,347,529
		16,383,580
	Federal National Mortgage
	Association REMIC – 12.10%
887	Series G92-44, Class Z
	8.000%, 07/25/22	923
2,889,090	Series 2013-57, Class DK
	3.500%, 06/25/33	3,152,376
240,084	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.027%, 06/25/36 (a)	239,543
263,738	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.027%, 08/25/36 (a)(d)	263,470
157,358	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.077%, 08/25/37 (a)	157,356
701,731	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.027%, 11/25/39 (a)(b)	703,604
807,153	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.027%, 11/25/39 (a)(b)	808,546
212,485	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.057%, 11/25/40 (a)(d)	211,738

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$720,991	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.027%, 04/25/41 (a)(d)	$721,275
428,228	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	448,584
545,998	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	571,145
1,318,881	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	2.127%, 07/25/42 (a)	1,323,791
3,125,368	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	2.227%, 10/25/43 (a)	3,128,602
4,822,331	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	2.227%, 10/25/43 (a)	4,829,616
5,083,106	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.027%, 09/25/46 (a)	5,068,266
5,376,846	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.127%, 11/25/46 (a)	5,375,547
3,608,247	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.027%, 05/25/47 (a)	3,588,329
3,554,275	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	1.977%, 01/25/48 (a)	3,530,606
1,062,675	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	2.467%, 04/25/48 (a)(c)	1,077,370
20,000,000	Series 2020-18, Class KD
	6.500%, 03/25/50 (a)	23,107,813
		58,308,500
	Government National Mortgage
	Association – 8.06%
3,534,379	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.234%, 03/20/67 (a)	3,537,829
3,823,858	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	2.254%, 03/20/67 (a)	3,831,568
4,252,486	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.134%, 01/20/68 (a)	4,240,779
9,047,518	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	8,957,132
8,896,900	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,812,249
9,454,881	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	2.384%, 06/20/69 (a)	9,440,635
		38,820,192
	National Credit Union
	Administration – 0.04%
191,122	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.065%, 03/11/20 (a)(c)	191,126
		191,126
	Total Collateralized Mortgage
	Obligations	113,703,398
	(Cost $113,508,703)

MORTGAGE-BACKED OBLIGATIONS – 35.38%
	Federal Home Loan Mortgage
	Corporation – 3.20%
71,269	12 Month LIBOR USD + 1.840%
	4.304%, 11/01/34 (a)	74,318
4,838,509	2.500%, 11/01/34	4,970,363
4,794,819	3.000%, 11/01/34	4,971,322
199,368	H15T1Y + 2.250%
	4.530%, 08/01/35 (a)	211,280
272,986	12 Month LIBOR USD + 1.770%
	4.667%, 05/01/36 (a)	287,237
182,438	12 Month LIBOR USD + 1.890%
	4.911%, 03/01/42 (a)	188,642
4,486,564	3.000%, 02/01/47	4,703,490
		15,406,652
	Federal Home Loan Mortgage
	Corporation Gold – 5.45%
206	5.000%, 04/01/20	207
91	4.500%, 10/01/20	95
178	3.500%, 12/01/20	187
3,267	3.500%, 10/01/22	3,423
6,813,126	2.000%, 12/01/31	6,962,790
81,313	5.000%, 08/01/35	91,872
11,090	5.000%, 12/01/35	12,542
3,619,924	3.000%, 01/01/37	3,775,475
5,152,438	3.500%, 02/01/37	5,419,859
3,666,486	3.000%, 02/01/37	3,824,054
4,876,502	3.500%, 03/01/37	5,129,107
111,035	5.000%, 03/01/37	125,796
221,735	5.000%, 05/01/37	251,881
187,321	5.000%, 02/01/38	211,141
75,408	5.000%, 03/01/38	85,020
50,907	5.000%, 09/01/38	57,551
173,938	5.000%, 12/01/38	196,921
114,220	5.000%, 01/01/39	129,173
		26,277,094
	Federal National Mortgage
	Association – 25.57%
3,800	3.500%, 09/01/20	3,981
410	3.500%, 10/01/20	430
2,365	3.500%, 03/01/21	2,477
5,836,645	2.601%, 08/01/22 (a)	6,050,160
86,291	5.000%, 03/01/27	91,257
25,240	7.000%, 08/01/28	25,289

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association – (continued)
$32,629	7.000%, 08/01/28	$32,855
92,072	7.000%, 11/01/28	100,863
5,233,000	1 Month LIBOR USD + 0.520%
	2.182%, 05/01/29 (a)	5,224,229
107,767	2.500%, 02/01/32	111,153
12,023	7.000%, 02/01/32	13,562
27,707	H15T1Y + 2.235%
	4.735%, 05/01/32 (a)	27,735
78,993	7.000%, 05/01/32	87,373
183,528	H15T1Y + 2.625%
	5.152%, 09/01/32 (a)	191,800
8,717	7.000%, 09/01/32	8,785
8,878,641	4.000%, 04/01/33	9,543,600
229,284	H15T1Y + 2.215%
	4.604%, 07/01/33 (a)	242,357
145,809	12 Month LIBOR USD + 1.537%
	3.412%, 11/01/33 (a)	150,319
235,460	H15T1Y + 2.215%
	3.985%, 12/01/33 (a)	246,495
2,816,858	4.500%, 01/01/34	2,947,193
1,139,776	4.500%, 01/01/34	1,216,546
49,736	12 Month LIBOR USD + 1.715%
	4.340%, 03/01/34 (a)	51,996
231,563	12 Month LIBOR USD + 1.544%
	4.451%, 04/01/34 (a)	242,152
80,689	H15T1Y + 2.185%
	4.436%, 08/01/34 (a)	85,928
968	6.000%, 09/01/34	1,129
86,682	12 Month LIBOR USD + 1.663%
	3.573%, 10/01/34 (a)	90,816
7,881,206	2.500%, 01/01/35	8,095,991
9,838,913	3.500%, 01/01/35	10,313,519
9,937,474	3.000%, 01/01/35	10,303,330
66,662	12 Month LIBOR USD + 1.632%
	4.632%, 03/01/35 (a)	69,447
61,416	12 Month LIBOR USD + 1.720%
	4.720%, 04/01/35 (a)	63,895
146,139	12 Month LIBOR USD + 1.433%
	4.179%, 05/01/35 (a)	151,911
164,795	H15T1Y + 2.313%
	4.817%, 05/01/35 (a)	174,118
110,271	6 Month LIBOR USD + 1.409%
	3.511%, 06/01/35 (a)	113,323
2,185,262	4.000%, 06/01/35	2,337,453
273,163	12 Month LIBOR USD + 1.750%
	4.412%, 08/01/35 (a)	288,019
174,110	6 Month LIBOR USD + 1.514%
	3.407%, 08/01/35 (a)	180,188
161,657	12 Month LIBOR USD + 2.435%
	4.788%, 09/01/35 (a)	174,483
142,243	H15T1Y + 2.085%
	4.008%, 10/01/35 (a)	149,922
467,433	12 Month LIBOR USD + 1.557%
	3.723%, 11/01/35 (a)	483,749
150,815	12 Month LIBOR USD + 1.737%
	4.803%, 03/01/36 (a)	157,942
232,397	12 MTA + 2.507%
	4.643%, 04/01/36 (a)	245,725
3,537,838	4.500%, 12/01/38	3,812,582
9,970,737	4.000%, 09/01/39	10,589,065
57,565	5.000%, 10/01/39	64,718
655,796	12 Month LIBOR USD + 1.744%
	4.671%, 05/01/42 (a)	680,114
410,239	12 Month LIBOR USD + 1.700%
	4.554%, 06/01/42 (a)	424,459
358,435	12 Month LIBOR USD + 1.680%
	3.881%, 10/01/42 (a)	372,086
671,362	12 Month LIBOR USD + 1.604%
	4.170%, 12/01/44 (a)	692,705
3,902,230	12 Month LIBOR USD + 1.610%
	3.177%, 04/01/47 (a)	4,079,943
3,598,456	12 Month LIBOR USD + 1.607%
	3.044%, 09/01/47 (a)	3,754,173
10,631,976	4.500%, 06/01/48	11,450,728
4,292,282	3.500%, 04/01/49	4,481,709
4,345,463	4.000%, 05/01/49	4,594,596
7,704,977	3.000%, 09/01/49	7,941,511
4,914,912	3.500%, 10/01/49	5,109,688
4,956,373	2.500%, 12/01/49	5,057,878
		123,199,450
	Government National Mortgage
	Association – 1.16%
42,131	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	43,620
34,909	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	36,164
176,792	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	182,575
17,204	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	17,780
34,680	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	35,815
4,885,921	12 Month LIBOR USD + 1.528%
	3.964%, 09/20/69 (a)(e)	5,253,197
		5,569,151
	Total Mortgage-Backed Obligations	170,452,347
	(Cost $166,505,843)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 25.13%
	FRESB, Multifamily Mortgage Pass
	Through Certificates
6,397,964	Series 2019-SB60, Class A10H
	3.500%, 01/25/39 (a)	6,932,547
	FHLMC, Multifamily Structured Pass
	Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,410,580

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 29, 2020 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$1,730,603	Series K-726, Class A1
	2.596%, 08/25/23 (b)(c)	$1,763,700
631,856	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	644,259
1,625,564	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.022%, 02/25/24 (a)(c)	1,624,544
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,262,620
2,954,031	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,997,901
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a)(b)(c)	10,662,396
3,906,350	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.002%, 06/25/25 (a)(c)	3,894,089
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	11,082,284
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (b)(c)	13,238,326
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,498,785
637,966	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	2.082%, 12/25/26 (a)(c)	637,966
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,405,705
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,571,077
1,124,370	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,232,416
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	2.272%, 10/25/28 (a)(c)	7,796,125
6,842,871	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	2.222%, 11/25/28 (a)(c)	6,859,056
4,999,280	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	2.202%, 02/25/29 (a)(c)	5,010,332
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,733,829
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	2.423%, 09/25/29 (a)(c)	5,012,941
5,000,000	Series K-104, Class A1
	1.938%, 02/25/52 (b)(c)	5,109,781
	FNMA
2,194,672	Series 2013-M6, Class 2A
	2.535%, 03/25/23 (a)	2,264,817
2,325,948	Series 2018-M1, Class A1
	2.985%, 12/25/27 (a)(b)	2,464,231

	Total U.S. Government-Backed
	Obligations	121,110,307
	(Cost $115,276,195)

U.S. TREASURY OBLIGATIONS – 4.61%
	United States Treasury
	Notes & Bonds – 4.61%
22,000,000	1.375%, 01/31/22	22,199,375
	Total U.S. Treasury Obligations	22,199,375
	(Cost $21,974,446)

REPURCHASE AGREEMENTS – 1.87%
9,000,000	Cantor Fitzgerald., 1.640%, Dated 02/28/2020,
	matures 03/02/2020, repurchase price
	$9,001,230 (collateralized by $9,386,782 par
	amount of United States Treasury Bills
	of 0.000% due 05/15/2023, total market
	value $9,090,000)	9,000,000
	Total Repurchase Agreements	9,000,000
	(Cost $9,000,000)
Shares
REGISTERED INVESTMENT COMPANY – 0.03%
156,722	First American Government
	Obligations Fund – Class X
	1.493%, 12/01/31 (f)	156,722
	Total Registered Investment Company	156,722
	(Cost $156,722)
	Total Investments – 99.90%	481,341,032
	(Cost $470,671,318)
	Net Other Assets
	and Liabilities – 0.10%	497,553
	Net Assets – 100.00%	$481,838,585

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.
(c)	The security has Structured collateral.
(d)	The security has PAC (Planned Amortization Class) collateral.
(e)	Illiquid security. The total market value of this security was $5,253,197, representing 1.09% of net assets.
(f)	Seven day yield as of February 29, 2020.

Explanation of Abbreviations and Acronyms:

12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRESB	Freddie Mac Multifamily Fixed-Rate Mortgage Loans Backed By Small Businesses Not Referenced
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 29, 2020 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS
INVESTMENTS:
Investments and repurchase agreements at cost	$668,751,522	$470,671,318
Investments at value	$431,048,665	$472,341,032
Repurchase agreements at value	238,300,000	9,000,000
Total investments and repurchase agreements at value	669,348,665	481,341,032
Cash	156,484	—

RECEIVABLES:
Interest	606,360	1,123,029
Investment securities sold	11,787	14,830
Other assets	41,788	25,264
Total Assets	670,165,084	482,504,155

LIABILITIES:
PAYABLES:
Dividends	550,487	508,221
Investment securities purchased	4,500,000	—
Advisory fees	45,797	32,965
Administration fees	25,297	18,142
Distribution fees	4,101	1,203
Accrued expenses	84,446	105,039
Total Liabilities	5,210,128	665,570
NET ASSETS	$664,954,956	$481,838,585

NET ASSETS CONSIST OF:
Paid-in capital	$675,159,257	$479,716,622
Total distributable earnings (Accumulated deficit)	(10,204,301)	2,121,963
Net Assets	$664,954,956	$481,838,585

TCU Shares:
Net assets	$490,555,646	$430,892,784
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	52,215,770	43,931,367
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.39	$9.81

Investor Shares:
Net assets	$174,399,310	$50,945,801
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	18,567,133	5,193,712
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.39	$9.81

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 29, 2020 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$6,107,131	$5,277,821

EXPENSES
Advisory fees	241,243	189,030
Administration fees	132,551	103,748
Legal fees	96,644	84,364
Accounting fees	69,579	70,721
Trustees’ fees	61,484	53,149
Compliance fees	33,526	31,265
Transfer agent fees	25,129	23,001
Audit and tax fees	18,198	18,198
Custody fees	15,429	13,461
Distribution and Service (12b-1) Fees on Investor Shares	11,943	1,505
Printing fees	1,521	1,802
Other expenses	43,412	51,055
Total operating expenses	750,659	641,299
Trustees’ fees waived	(9,296)	(7,926)
Compliance fees waived	(3,098)	(2,678)
Legal fees waived	(1,031)	(912)
Total expense reductions	(13,425)	(11,516)
Net operating expenses	737,234	629,783
Net Investment Income	5,369,897	4,648,038

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investment Transactions	(8,398)	963,848
Net Change in Unrealized Appreciation of:
Investments	994,893	2,455,571
Net Realized and Unrealized Gain on Investments	986,495	3,419,419
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,356,392	$8,067,457

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration
	Portfolio		Short Duration Portfolio
	Six Months Ended		Six Months Ended
	February 29, 2020	Year Ended	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019	(Unaudited)	August 31, 2019
Investment Activities:
Operations:
Net investment income	$5,369,897	$8,939,239	$4,648,038	$9,605,902
Net realized gain (loss) on
investment transactions	(8,398)	(940,849)	963,848	(107,812)
Net change in unrealized appreciation
of investments	994,893	367,261	2,455,571	10,514,888
Net increase in net assets
resulting from operations	6,356,392	8,365,651	8,067,457	20,012,978
Distributions to Shareholders:
Dividends and distributions to shareholders
TCU Shares	(4,741,162)	(8,475,361)	(4,889,636)	(9,878,974)
Investor Shares	(815,777)	(659,515)	(118,989)	(203,506)
Total Distributions	(5,556,939)	(9,134,876)	(5,008,625)	(10,082,480)
From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	79,000,000	175,000,000	49,000,000	91,398,752
Reinvestment of dividends and distributions	2,945,455	3,749,669	2,172,786	3,481,530
Cost of shares repurchased	(19,009,720)	(111,104,227)	(23,469,289)	(84,294,600)
Investor Shares:
Proceeds from sale of shares	140,000,000	40,000,000	50,000,000	—
Reinvestment of dividends and distributions	—	—	—	119,137
Cost of shares repurchased	(19,978,701)	—	(1,252,577)	(20,451,171)
Net increase (decrease) in net assets
resulting from shares transactions	182,957,034	107,645,442	76,450,920	(9,746,352)
Net change in net assets	183,756,487	106,876,217	79,509,752	184,146
Net Assets:
Beginning of period	481,198,469	374,322,252	402,328,833	402,144,687
End of period	$664,954,956	$481,198,469	$481,838,585	$402,328,833
Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	8,421,153	18,644,795	5,056,163	9,502,414
Reinvestment of dividends and distributions	313,964	399,668	223,295	363,058
Shares repurchased	(2,026,055)	(11,843,085)	(2,416,449)	(8,754,031)
Total TCU Share Transactions	6,709,062	7,201,378	2,863,009	1,111,441
Investor Shares:
Shares sold	14,925,373	4,262,121	5,138,746	—
Reinvestment of dividends and distributions	—	—	—	12,566
Shares repurchased	(2,129,925)	—	(128,866)	(2,150,350)
Total Investor Share Transactions	12,795,448	4,262,121	5,009,880	(2,137,784)
Net increase (decrease) in shares outstanding	19,504,510	11,463,499	7,872,889	(1,026,343)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)		2019		2018		2017		2016	2015
Net Asset Value,
Beginning of period	$9.38		$9.40		$9.47		$9.49		$9.53	$9.55
Income from Investment Operations:
Net investment income(a)(b)	0.10		0.22		0.14		0.07		0.03	0.01
Net realized and unrealized gain
(loss) on investment transactions	0.01		(0.01)		(0.06)		(0.01)		(0.02)	—
Total income from
investment operations	0.11		0.21		0.08		0.06		0.01	0.01
Less Distributions from:
Investment Income(b)	(0.10)		(0.23)		(0.15)		(0.08)		(0.05)	(0.03)
Total Distributions	(0.10)		(0.23)		(0.15)		(0.08)		(0.05)	(0.03)
Net Asset Value,
End of period	$9.39		$9.38		$9.40		$9.47		$9.49	$9.53
Total Return(c)	1.16	%(f)	2.22%		0.89%		0.68%		0.11%	0.10%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$490,556		$427,038		$360,130		$363,612		$397,935	$500,820
Ratios to average net assets:
Expenses net of expense reductions	0.27	%(d)(e)	0.32	%(d)	0.40	%(d)	0.40	%(d)	0.41%	0.36	%(d)
Expenses before expense reductions	0.28	%(e)	0.33%		0.41%		0.41%		0.41%	0.37%
Net investment income net
of expense reductions	2.04	%(d)(e)	2.37	%(d)	1.52	%(d)	0.74	%(d)	0.36%	0.07	%(d)
Net investment income
before expense reductions	2.03	%(e)	2.36%		1.51%		0.73%		0.36%	0.07%
Portfolio Turnover Rate	17	%(f)	60%		157%		123%		147%	196%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)		2019		2018		2017		2016	2015
Net Asset Value,
Beginning of period	$9.38		$9.40		$9.47		$9.49		$9.53	$9.55
Income from Investment Operations:
Net investment income(a)(b)	0.09		0.22		0.14		0.07		0.03	0.01
Net realized and unrealized gain
(loss) on investment transactions	0.02		(0.02)		(0.06)		(0.01)		(0.02)	—
Total income from
investment operations	0.11		0.20		0.08		0.06		0.01	0.01
Less Distributions from:
Investment Income(b)	(0.10)		(0.22)		(0.15)		(0.08)		(0.05)	(0.03)
Total Distributions	(0.10)		(0.22)		(0.15)		(0.08)		(0.05)	(0.03)
Net Asset Value,
End of period	$9.39		$9.38		$9.40		$9.47		$9.49	$9.53
Total Return(c)	1.15	%(f)	2.19%		0.86%		0.64%		0.08%	0.07%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$174,399		$54,160		$14,192		$14,291		$15,113	$20,164
Ratios to average net assets:
Expenses net of expense reductions	0.30	%(d)(e)	0.34	%(d)	0.43	%(d)	0.43	%(d)	0.44%	0.39	%(d)
Expenses before expense reductions	0.31	%(e)	0.35%		0.44%		0.44%		0.44%	0.40%
Net investment income net
of expense reductions	1.96	%(d)(e)	2.40	%(d)	1.48	%(d)	0.71	%(d)	0.33%	0.04	%(d)
Net investment income
before expense reductions	1.95	%(e)	2.39%		1.47%		0.70%		0.33%	0.04%
Portfolio Turnover Rate	17	%(f)	60%		157%		123%		147%	196%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)		2019		2018		2017		2016	2015
Net Asset Value,
Beginning of period	$9.75		$9.51		$9.67		$9.72		$9.72	$9.74
Income from Investment Operations:
Net investment income(a)(b)	0.11		0.23		0.16		0.09		0.06	0.04
Net realized and unrealized gain
(loss) on investment transactions	0.07		0.25		(0.15)		(0.04)		0.02	—
Total income from
investment operations	0.18		0.48		0.01		0.05		0.08	0.04
Less Distributions from:
Investment Income(b)	(0.12)		(0.24)		(0.17)		(0.10)		(0.08)	(0.06)
Total Distributions	(0.12)		(0.24)		(0.17)		(0.10)		(0.08)	(0.06)
Net Asset Value,
End of period	$9.81		$9.75		$9.51		$9.67		$9.72	$9.72
Total Return(c)	1.83	%(f)	5.15%		0.06%		0.55%		0.80%	0.38%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$430,893		$400,537		$380,063		$396,152		$439,706	$546,841
Ratios to average net assets:
Expenses net of expense reductions	0.30	%(d)(e)	0.32	%(d)	0.39	%(d)	0.40	%(d)	0.40%	0.36%
Expenses before expense reductions	0.31	%(e)	0.33%		0.40%		0.41%		0.40%	0.36%
Net investment income net
of expense reductions	2.24	%(d)(e)	2.42	%(d)	1.65	%(d)	0.96	%(d)	0.65%	0.40%
Net investment income
before expense reductions	2.23	%(e)	2.41%		1.64%		0.95%		0.65%	0.40%
Portfolio Turnover Rate	17	%(f)	80%		196%		145%		131%	206%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 29,		Years Ended August 31,
	2020
	(Unaudited)		2019		2018		2017		2016	2015
Net Asset Value,
Beginning of period	$9.75		$9.51		$9.67		$9.72		$9.72	$9.74
Income from Investment Operations:
Net investment income(a)(b)	0.11		0.22		0.15		0.09		0.06	0.04
Net realized and unrealized gain
(loss) on investment transactions	0.07		0.26		(0.15)		(0.04)		0.01	(0.01)
Total income from
investment operations	0.18		0.48		0.00		0.05		0.07	0.03
Less Distributions from:
Investment Income(b)	(0.12)		(0.24)		(0.16)		(0.10)		(0.07)	(0.05)
Total Distributions	(0.12)		(0.24)		(0.16)		(0.10)		(0.07)	(0.05)
Net Asset Value,
End of period	$9.81		$9.75		$9.51		$9.67		$9.72	$9.72
Total Return(c)	1.81	%(f)	5.12%		0.03%		0.52%		0.77%	0.34%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$50,946		$1,792		$22,082		$22,191		$23,385	$34,251
Ratios to average net assets:
Expenses net of expense reductions	0.32	%(d)(e)	0.35	%(d)	0.42	%(d)	0.43	%(d)	0.43%	0.39%
Expenses before expense reductions	0.33	%(e)	0.36%		0.43%		0.44%		0.43%	0.39%
Net investment income net
of expense reductions	2.26	%(d)(e)	2.27	%(d)	1.62	%(d)	0.93	%(d)	0.62%	0.37%
Net investment income
before expense reductions	2.25	%(e)	2.26%		1.61%		0.92%		0.62%	0.37%
Portfolio Turnover Rate	17	%(f)	80%		196%		145%		131%	206%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited)

Note 1. Organization
Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Portfolio and Short Duration Portfolio (collectively, the “Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 29, 2020 is as follows:

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/29/2020	Price	Inputs	Inputs
Assets:
Bank
Notes	$43,727,188	$—	$43,727,188	$—
Asset-Backed
Securities	697,833	—	697,833	—
Collateralized
Mortgage
Obligations	249,309,788	—	249,309,788	—
Mortgage-Backed
Obligations	36,709,264	—	36,709,264	—
U.S. Government-
Backed
Obligations	98,104,592	—	98,104,592	—
Agency
Debentures	2,500,000	—	—	2,500,000
Repurchase
Agreements	238,300,000	—	238,300,000	—
	$669,348,665	$—	$666,848,665	$2,500,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/29/2020	Price	Inputs	Inputs
Assets:
Bank
Notes	$44,718,883	$—	$44,718,883	$—
Collateralized
Mortgage
Obligations	113,703,398	—	113,703,398	—
Mortgage-Backed
Obligations	170,452,347	—	170,452,347	—
U.S. Government-
Backed
Obligations	121,110,307	—	121,110,307	—
U.S. Treasury
Obligations	22,199,375	—	22,199,375	—
Repurchase
Agreements	9,000,000	—	9,000,000	—
Registered
Investment
Company	156,722	156,722	—	—
	$481,341,032	$156,722	$481,184,310	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 29, 2020:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2019	$2,750,000
Gross sales	(250,000)
Fair Value, as of
February 29, 2020	$2,500,000

Factors considered in determining the fair value of investments designated as Level 3 include anticipated cash flows and credit characteristics.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

F. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2019, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$471,343,520	$401,922,368
Gross Unrealized Appreciation
on Investments	$378,727	$8,618,325
Gross Unrealized Depreciation
on Investments	(820,178)	(438,840)
Net Unrealized Appreciation/
(Depreciation) on Investments	$(441,451)	$8,179,485

G. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 29, 2020. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 29, 2020.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio. The Portfolios did not engage in reverse repurchase transactions during the six months ended February 29, 2020.

I. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an advisory agreement (the “Advisory Agreement”) that was approved by the Board of Trustees of the Trust (the “Board”) and shareholders of each Portfolio and took effect on April 16, 2017. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

rates listed below (as a percentage of each Portfolio’s average daily net assets):

		Contractual
Portfolio	Asset Level	Rate
Ultra-Short	first $250 million,	0.12%
Duration and	next $250 million,	0.10
Short Duration(1)	in excess of $500 million	0.07
________

(1)	Advisory Fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025
in excess of $600 million	0.020
________

(1)	The complex is subject to an aggregate minimum annual base fee of $150,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the six months ended February 29, 2020.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

Effective April 11, 2011 through April 2, 2020, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The fees waived by the Trustees for the six months ended February 29, 2020 amounted to $9,296 for the Ultra-Short Duration Portfolio and $7,926 for the Short Duration Portfolio.

Effective April 11, 2011 through April 2, 2020, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees. The legal fees waived by Nisen & Elliott, LLC for the six months ended February 29, 2020 amounted to $1,031 for the Ultra-Short Duration Portfolio and $912 for the Short Duration Portfolio.

Effective April 11, 2011 through April 2, 2020, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee. The compliance fees waived by Vigilant Compliance Services for the six months ended February 29, 2020 amounted to $3,098 for the Ultra-Short Duration Portfolio and $2,678 for the Short Duration Portfolio.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 29, 2020, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $11,943 and $1,505, respectively.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of
U.S. Government and
agency obligations	$155,386,617	$145,712,531
Purchases (excluding
U.S. Government and
agency obligations)	0	0
Sales or maturities of
U.S. Government and
agency obligations	51,803,439	56,759,632
Sales or maturities
(excluding U.S.
Government and
agency obligations)	8,269,936	13,652,880

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

Note 5.  Bank Borrowings
Each of the Portfolios entered into a $30,000,000 uncommitted line of credit on July 9, 2019 (each, a “Credit Facility,” together, the “Credit Facilities”) with U.S. Bank, National Association (“U.S. Bank”).  The annual interest rate charged on borrowings under each Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%. The Ultra-Short Duration and Short Duration Portfolios did not have any borrowings under the Credit Facilities during the six months ended February 29, 2020.  See Note 8.

Note 6. Tax Information
The tax character of distributions paid for the fiscal year ended August 31, 2019 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$9,134,876	$10,082,480
Long Term Capital Gains	—	—
Total taxable distributions	$9,134,876	$10,082,480

The tax character of distributions paid for the fiscal year ended August 31, 2018 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$6,210,570	$7,094,958
Long Term Capital Gains	—	—
Total taxable distributions	$6,210,570	$7,094,958

As of August 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$865,887	$773,187
Total undistributed
earnings	$865,887	$773,187
Capital loss
carryforward(1)	(10,958,198)	(9,391,019)
Timing differences
(dividends payable)	(469,992)	(498,522)
Unrealized gains/
(losses)—net	(441,451)	8,179,485
Total accumulated
losses—net	$(11,003,754)	$(936,869)
________

(1)	The amount for each capital loss carryforward is indicated below.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
No Expiration –
Long Term	$4,822,205	$3,682,090
No Expiration –
Short Term	6,135,993	5,708,929

For the Ultra-Short Duration Portfolio capital losses of $163,234 expired unused during the fiscal year ended August 31, 2019.  Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2019, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards.

	Paid-in	Accumulated
Portfolio	Capital	Deficit
Ultra-Short Duration	$(163,234)	$163,234
Short Duration	—	—

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 29, 2020 (Unaudited) (continued)

Note 7. Credit and Concentration Risk
The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 8. Subsequent Events
At a meeting held on March 25, 2020, the Board approved an agreement to replace each Portfolio’s Credit Facility (as replaced, a “New Credit Facility” and together, the “New Credit Facilities”) with U.S. Bank. The New Credit Facilities provide for a $203,000,000 uncommitted, secured 364-day line of credit for the Ultra Short Duration Portfolio and a $124,000,000 uncommitted, secured 364-day line of credit for the Short Duration Portfolio and are also with U.S. Bank. The annual interest rate charged on borrowings under each New Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.  The New Credit Facilities will each remain in effect until March 24, 2021.

The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may be short term or may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolios.

Management has determined that no other material or events or transactions occurred subsequent to February 29, 2020, that would require recognition or disclosure in the Portfolios’ financial statements.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the year ended August 31, 2019, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended February 29, 2020.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short				Short Duration
	Duration Portfolio				Portfolio
	Expenses			Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
	9/1/19	2/29/20		2/29/20*	9/1/19	2/29/20		2/29/20*
TCU Shares
Actual	$1,000.00	$1,011.60		$1.35	$1,000.00	$1,018.30		$1.51
Hypothetical 5% Return	1,000.00	1,023.52	+	1.36	1,000.00	1,023.37	+	1.51

Investor Shares
Actual	1,000.00	1,011.50		1.50	1,000.00	1,018.10		1.61
Hypothetical 5% Return	1,000.00	1,023.37	+	1.51	1,000.00	1,023.27	+	1.61
______________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period). The annualized net expense ratios for the period were 0.27% and 0.30% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.30% and 0.32% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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Trustees
James F. Regan, Chair
Julie A. Renderos, Vice Chair
Stanley Hollen
Erin M. Mendez
Gary Oakland
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the registrant’s Form N-CSR filed on November 2, 2017.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*     /s/Jay E. Johnson
 Jay E. Johnson, President & Treasurer
 (principal executive officer and principal financial officer)

Date    April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature